Provisions - Additional Information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of other provisions [line items]
Provisions	€ 36.5	€ 37.4	€ 42.2
Provision used	17.1	6.0
Release of provision	10.3	4.0
Restructuring
Disclosure of other provisions [line items]
Provisions	12.7	4.8	5.6
Provision used	7.7	2.5
Release of provision	6.3	0.6
Provisions related to other taxes
Disclosure of other provisions [line items]
Provisions	7.6	8.7	7.9
Provision used	0.1	0.1
Release of provision	1.0	0.0
Other provision
Disclosure of other provisions [line items]
Provisions	16.2	23.9	€ 28.7
Provision used	9.3	3.4
Release of provision	3.0	3.4
Asset retirement obligation [Member]
Disclosure of other provisions [line items]
Provisions	6.1	4.3
Goodfella's Pizza [Member] | indemnification asset liability with customers
Disclosure of other provisions [line items]
Provisions	1.1	2.8
Italy | Other provision
Disclosure of other provisions [line items]
Provisions	2.8	2.8
Aunt Bessie's [Member] [Member] | Other provision
Disclosure of other provisions [line items]
Provisions	0.6	0.9
Restricted Shares | Provisions related to other taxes
Disclosure of other provisions [line items]
Provisions	€ 2.8	€ 2.2